Nuveen Santa Barbara Dividend Growth Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.8%
	COMMON STOCKS – 98.8%
	Aerospace & Defense – 2.3%
387,727	Lockheed Martin Corp	$147,553,387
	Banks – 2.8%
1,172,119	JPMorgan Chase & Co	180,283,623
	Beverages – 2.0%
895,352	PepsiCo Inc	129,073,944
	Biotechnology – 2.5%
1,420,831	AbbVie Inc	158,422,657
	Building Products – 2.2%
813,135	Trane Technologies PLC	141,347,257
	Capital Markets – 3.7%
2,192,464	Charles Schwab Corp	154,349,466
396,657	CME Group Inc	80,120,747
	Total Capital Markets	234,470,213
	Chemicals – 4.8%
974,430	International Flavors & Fragrances Inc	138,534,713
595,623	Linde PLC	170,252,878
	Total Chemicals	308,787,591
	Communications Equipment – 5.5%
3,828,836	Cisco Systems Inc	194,926,041
839,227	Motorola Solutions Inc	158,026,444
	Total Communications Equipment	352,952,485
	Consumer Finance – 2.3%
968,051	American Express Co	148,450,621
	Containers & Packaging – 1.4%
623,686	Packaging Corp of America	92,087,238
	Diversified Telecommunication Services – 1.9%
3,962,767	AT&T Inc	124,470,511
	Electric Utilities – 2.6%
2,132,517	NextEra Energy Inc	165,291,393

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 3.0%
1,590,461	CyrusOne Inc	$115,833,275
1,689,946	Duke Realty Corp	78,616,288
	Total Equity Real Estate Investment Trust	194,449,563
	Food Products – 1.8%
1,938,651	Mondelez International Inc	117,889,367
	Health Care Equipment & Supplies – 3.7%
1,509,088	Baxter International Inc	129,313,751
800,587	Medtronic PLC	104,812,850
	Total Health Care Equipment & Supplies	234,126,601
	Health Care Providers & Services – 5.0%
306,669	Anthem Inc	116,347,152
501,375	UnitedHealth Group Inc	199,948,350
	Total Health Care Providers & Services	316,295,502
	Hotels, Restaurants & Leisure – 2.4%
651,420	McDonald's Corp	153,787,234
	Household Products – 1.7%
1,323,894	Colgate-Palmolive Co	106,838,246
	Industrial Conglomerates – 2.0%
570,113	Honeywell International Inc	127,158,004
	Insurance – 3.7%
647,917	Chubb Ltd	111,176,078
925,962	Marsh & McLennan Cos Inc	125,653,043
	Total Insurance	236,829,121
	IT Services – 6.2%
733,371	Accenture PLC, Class A	212,655,589
1,191,251	Fidelity National Information Services Inc	182,142,278
	Total IT Services	394,797,867
	Media – 2.8%
3,138,830	Comcast Corp	176,245,304
	Multi-Utilities – 1.9%
1,223,135	WEC Energy Group Inc	118,852,028
	Oil, Gas & Consumable Fuels – 3.2%
1,048,404	Chevron Corp	108,059,000
1,206,558	Phillips 66	97,622,608
	Total Oil, Gas & Consumable Fuels	205,681,608

Shares	Description (1)	Value
	Pharmaceuticals – 4.2%
1,034,635	Johnson & Johnson	$168,366,154
1,352,699	Merck & Co Inc	100,776,075
	Total Pharmaceuticals	269,142,229
	Road & Rail – 2.5%
706,585	Union Pacific Corp	156,925,463
	Semiconductors & Semiconductor Equipment – 4.4%
210,272	Broadcom Inc	95,926,087
1,016,514	Texas Instruments Inc	183,490,942
	Total Semiconductors & Semiconductor Equipment	279,417,029
	Software – 4.7%
1,200,175	Microsoft Corp	302,660,131
	Specialty Retail – 4.8%
914,510	Lowe's Cos Inc	179,472,587
1,770,007	TJX Cos Inc	125,670,497
	Total Specialty Retail	305,143,084
	Technology Hardware, Storage & Peripherals – 4.6%
2,250,745	Apple Inc	295,882,938
	Tobacco – 2.2%
1,479,501	Philip Morris International Inc	140,552,595
	Total Long-Term Investments (cost $4,221,369,218)	6,315,864,834

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.5%
	REPURCHASE AGREEMENTS – 1.5%
$94,093	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/21, repurchase price $94,092,693, collateralized $89,288,000 U.S. Treasury Notes, 2.250%, due 11/15/2027, value $95,974,571	0.000%	5/03/21	$94,092,693
	Total Short-Term Investments (cost $94,092,693)			94,092,693
	Total Investments (cost $4,315,461,911) – 100.3%			6,409,957,527
	Other Assets Less Liabilities – (0.3)%			(16,267,082)
	Net Assets – 100%			$6,393,690,445

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$6,315,864,834	$ —	$ —	$6,315,864,834
Short-Term Investments:
Repurchase Agreements	—	94,092,693	—	94,092,693
Total	$6,315,864,834	$94,092,693	$ —	$6,409,957,527

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Santa Barbara Global Dividend Growth Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.4%
	COMMON STOCKS – 98.4%
	Aerospace & Defense – 1.8%
965	Lockheed Martin Corp	$367,240
	Banks – 5.0%
4,000	JPMorgan Chase & Co	615,240
5,714	Toronto-Dominion Bank	392,819
	Total Banks	1,008,059
	Beverages – 1.8%
2,455	PepsiCo Inc	353,913
	Biotechnology – 2.1%
3,739	AbbVie Inc	416,899
	Capital Markets – 3.9%
3,675	Charles Schwab Corp	258,720
4,153	Macquarie Group Ltd, (2)	511,909
	Total Capital Markets	770,629
	Chemicals – 1.9%
2,623	International Flavors & Fragrances Inc	372,912
	Communications Equipment – 3.1%
7,021	Cisco Systems Inc	357,439
1,439	Motorola Solutions Inc	270,964
	Total Communications Equipment	628,403
	Consumer Finance – 1.9%
2,491	American Express Co	381,995
	Containers & Packaging – 3.7%
36,917	Amcor PLC, (2)	430,944
2,137	Packaging Corp of America	315,528
	Total Containers & Packaging	746,472
	Diversified Financial Services – 1.6%
19,900	ORIX Corp, (2)	321,263
	Diversified Telecommunication Services – 2.1%
7,091	AT&T Inc	222,729
137,487	HKT Trust & HKT Ltd, (2)	199,629
	Total Diversified Telecommunication Services	422,358

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities – 3.3%
4,755	NextEra Energy Inc	$368,560
14,559	SSE PLC, (2)	295,162
	Total Electric Utilities	663,722
	Electronic Equipment, Instruments & Components – 0.5%
8,400	Alps Alpine Co Ltd, (2)	101,781
	Equity Real Estate Investment Trust – 1.3%
3,497	CyrusOne Inc	254,687
	Food Products – 2.0%
3,343	Nestle SA, (2)	398,561
	Gas Utilities – 1.8%
64,038	Snam SpA, (2)	360,345
	Health Care Equipment & Supplies – 2.0%
4,779	Baxter International Inc	409,513
	Health Care Providers & Services – 2.1%
1,042	UnitedHealth Group Inc	415,550
	Hotels, Restaurants & Leisure – 1.6%
4,780	Restaurant Brands International Inc	328,259
	Household Products – 1.3%
3,018	Reckitt Benckiser Group PLC, (2)	268,715
	Industrial Conglomerates – 2.3%
2,059	Honeywell International Inc	459,239
	Insurance – 2.1%
32,600	AIA Group Ltd, (2)	413,778
	IT Services – 4.1%
1,425	Accenture PLC, Class A	413,207
2,715	Fidelity National Information Services Inc	415,124
	Total IT Services	828,331
	Media – 2.9%
10,227	Comcast Corp	574,246
	Oil, Gas & Consumable Fuels – 5.2%
2,598	Chevron Corp	267,776
7,428	Enbridge Inc	286,508
2,914	Phillips 66	235,772

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
5,872	TOTAL SE, (2)	$259,529
	Total Oil, Gas & Consumable Fuels	1,049,585
	Personal Products – 1.8%
6,180	Unilever PLC, (2)	362,006
	Pharmaceuticals – 6.0%
28,700	Astellas Pharma Inc, (2)	431,966
2,269	Johnson & Johnson	369,234
3,722	Sanofi, (2)	390,223
	Total Pharmaceuticals	1,191,423
	Professional Services – 1.2%
6,061	Experian PLC, (2)	233,661
	Road & Rail – 2.1%
1,848	Union Pacific Corp	410,422
	Semiconductors & Semiconductor Equipment – 3.8%
661	Broadcom Inc	301,548
2,588	Texas Instruments Inc	467,160
	Total Semiconductors & Semiconductor Equipment	768,708
	Software – 6.7%
3,388	Microsoft Corp	854,386
3,453	SAP SE, (2)	483,491
	Total Software	1,337,877
	Specialty Retail – 2.5%
2,506	Lowe's Cos Inc	491,802
	Technology Hardware, Storage & Peripherals – 3.0%
4,525	Apple Inc	594,856
	Textiles, Apparel & Luxury Goods – 3.3%
1,235	adidas AG, (2)	381,443
372	LVMH Moet Hennessy Louis Vuitton SE, (2)	280,246
	Total Textiles, Apparel & Luxury Goods	661,689
	Tobacco – 2.0%
4,291	Philip Morris International Inc	407,645
	Trading Companies & Distributors – 2.1%
13,125	ITOCHU Corp, (2)	409,746
	Wireless Telecommunication Services – 2.5%
9,700	KDDI Corp, (2)	293,225

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Wireless Telecommunication Services (continued)
110,410	Vodafone Group PLC, (2)	$208,366
	Total Wireless Telecommunication Services	501,591
	Total Long-Term Investments (cost $13,054,027)	19,687,881

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.0%
	REPURCHASE AGREEMENTS – 1.0%
$202	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/21, repurchase price $202,081, collateralized $216,100 U.S. Treasury Notes, 0.500%, due 10/31/2027, value $206,190	0.000%	5/03/21	$202,081
	Total Short-Term Investments (cost $202,081)			202,081
	Total Investments (cost $13,256,108) – 99.4%			19,889,962
	Other Assets Less Liabilities – 0.6%			112,662
	Net Assets – 100%			$20,002,624
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$12,651,892	$7,035,989	$ —	$19,687,881
Short-Term Investments:
Repurchase Agreements	—	202,081	—	202,081
Total	$12,651,892	$7,238,070	$ —	$19,889,962

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen Santa Barbara International Dividend Growth Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.9%
	COMMON STOCKS – 97.9%
	Aerospace & Defense – 2.4%
17,201	BAE Systems PLC, (2)	$120,153
	Banks – 6.0%
32,946	BOC Hong Kong Holdings Ltd, (2)	115,846
2,756	Toronto-Dominion Bank	189,466
	Total Banks	305,312
	Capital Markets – 4.8%
1,959	Macquarie Group Ltd, (2)	241,471
	Chemicals – 10.2%
1,381	Koninklijke DSM NV, (2)	247,613
927	Linde PLC, (2)	264,971
	Total Chemicals	512,584
	Containers & Packaging – 3.6%
15,570	Amcor PLC, (2)	181,753
	Diversified Financial Services – 3.0%
9,500	ORIX Corp, (2)	153,367
	Diversified Telecommunication Services – 3.0%
104,400	HKT Trust & HKT Ltd, (2)	151,587
	Electric Utilities – 3.2%
7,970	SSE PLC, (2)	161,580
	Electronic Equipment, Instruments & Components – 1.2%
5,100	Alps Alpine Co Ltd, (2)	61,795
	Food Products – 2.7%
1,144	Nestle SA, (2)	136,391
	Gas Utilities – 3.0%
26,784	Snam SpA, (2)	150,715
	Hotels, Restaurants & Leisure – 2.8%
2,082	Restaurant Brands International Inc	142,979
	Household Products – 2.4%
1,379	Reckitt Benckiser Group PLC, (2)	122,783

Shares	Description (1)	Value
	Insurance – 2.7%
10,600	AIA Group Ltd, (2)	$134,541
	Oil, Gas & Consumable Fuels – 5.7%
3,922	Enbridge Inc	151,277
3,078	TOTAL SE, (2)	136,041
	Total Oil, Gas & Consumable Fuels	287,318
	Personal Products – 2.3%
2,021	Unilever PLC, (2)	118,384
	Pharmaceuticals – 13.1%
12,300	Astellas Pharma Inc, (2)	185,128
2,365	Hikma Pharmaceuticals PLC, (2)	79,699
2,713	Novo Nordisk A/S, (2)	200,131
1,887	Sanofi, (2)	197,837
	Total Pharmaceuticals	662,795
	Professional Services – 2.5%
3,224	Experian PLC, (2)	124,290
	Real Estate Management & Development – 3.4%
62,036	CapitaLand Ltd, (2)	172,935
	Software – 3.8%
1,358	SAP SE, (2)	190,148
	Textiles, Apparel & Luxury Goods – 6.2%
398	adidas AG, (2)	122,926
253	LVMH Moet Hennessy Louis Vuitton SE, (2)	190,598
	Total Textiles, Apparel & Luxury Goods	313,524
	Trading Companies & Distributors – 4.4%
7,100	ITOCHU Corp, (2)	221,653
	Wireless Telecommunication Services – 5.5%
4,800	KDDI Corp, (2)	145,101
69,039	Vodafone Group PLC, (2)	130,291
	Total Wireless Telecommunication Services	275,392
	Total Long-Term Investments (cost $3,511,833)	4,943,450

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.1%
	REPURCHASE AGREEMENTS – 3.1%
$158	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/21, repurchase price $157,655, collateralized $168,600 U.S. Treasury Notes, 0.500%, due 10/31/2027, value $160,868	0.000%	5/03/21	$157,655
	Total Short-Term Investments (cost $157,655)			157,655
	Total Investments (cost $3,669,488) – 101.0%			5,101,105
	Other Assets Less Liabilities – (1.0)%			(49,420)
	Net Assets – 100%			$5,051,685
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$483,722	$4,459,728	$ —	$4,943,450
Short-Term Investments:
Repurchase Agreements	—	157,655	—	157,655
Total	$483,722	$4,617,383	$ —	$5,101,105

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen Emerging Markets Equity Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.7%
	COMMON STOCKS – 94.7%
	Banks – 6.6%
1,616	Capitec Bank Holdings Ltd, (2)	$165,628
1,971	HDFC Bank Ltd, ADR, (2)	138,522
16,657	ICICI Bank Ltd, Sponsored ADR, (2)	271,509
39,646	Itau Unibanco Holding SA	200,929
8,834	Sberbank of Russia PJSC, Sponsored ADR, (3)	139,312
7,106	Sberbank of Russia PJSC, Sponsored ADR, (3)	111,871
	Total Banks	1,027,771
	Beverages – 1.0%
58,252	Anadolu Efes Biracilik Ve Malt Sanayii AS	164,087
	Electronic Equipment, Instruments & Components – 4.9%
45,224	AAC Technologies Holdings Inc, (3)	251,046
23,292	Delta Electronics Inc, (3)	249,525
59,000	Foxconn Industrial Internet Co Ltd, (3)	125,134
12,700	Foxconn Industrial Internet Co Ltd, (2), (3)	26,936
5,000	Sunny Optical Technology Group Co Ltd, (3)	121,211
	Total Electronic Equipment, Instruments & Components	773,852
	Entertainment – 4.0%
17,667	HUYA Inc, ADR, (2), (4)	311,292
647	Sea Ltd, ADR, (2)	163,393
8,749	Tencent Music Entertainment Group, ADR, (2)	152,408
	Total Entertainment	627,093
	Food & Staples Retailing – 5.8%
20,356	Cia Brasileira de Distribuicao	152,631
20,356	Sendas Distribuidora SA	303,127
135,274	Wal-Mart de Mexico SAB de CV	443,612
	Total Food & Staples Retailing	899,370
	Health Care Providers & Services – 1.1%
133,771	Life Healthcare Group Holdings Ltd, (2)	175,625
	Hotels, Restaurants & Leisure – 8.2%
40,700	Galaxy Entertainment Group Ltd, (2), (3)	357,270
4,299	Huazhu Group Ltd, ADR, (2)	253,469
17,871	Melco Resorts & Entertainment Ltd, ADR, (2)	344,732
89,800	Wynn Macau Ltd, (2), (3)	172,219

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
1,256	Wynn Resorts Ltd, (2)	$161,270
	Total Hotels, Restaurants & Leisure	1,288,960
	Insurance – 1.7%
24,728	Ping An Insurance Group Co of China Ltd, (3)	269,591
	Interactive Media & Services – 10.2%
2,656	Baidu Inc, Sponsored ADR, (2)	558,636
11,960	MailRu Group Ltd, GDR, (2)	266,708
8,000	Tencent Holdings Ltd, (3)	638,176
1,902	Yandex NV, (2)	124,676
	Total Interactive Media & Services	1,588,196
	Internet & Direct Marketing Retail – 19.3%
5,492	Alibaba Group Holding Ltd, Sponsored ADR, (2)	1,268,377
21,070	B2W Cia Digital, (2)	261,123
4,683	Baozun Inc, Sponsored ADR, (2)	162,547
2,640	Coupang Inc, (2)	110,616
6,012	JDcom Inc, ADR, (2)	465,088
6,800	Meituan., Class B,144A, (2), (3)	260,265
2,156	Naspers Ltd, (3)	490,663
	Total Internet & Direct Marketing Retail	3,018,679
	IT Services – 1.0%
2,330	StoneCo Ltd, (2)	150,611
	Media – 2.9%
21,720	Grupo Televisa SAB, Sponsored ADR, (2)	268,893
14,112	iClick Interactive Asia Group Ltd, ADR, (2)	182,045
	Total Media	450,938
	Metals & Mining – 2.8%
21,421	AngloGold Ashanti Ltd, (3)	441,856
	Multiline Retail – 3.7%
115,125	Lojas Americanas SA	442,100
1,056,300	Matahari Department Store Tbk PT, (2), (3)	131,433
	Total Multiline Retail	573,533
	Oil, Gas & Consumable Fuels – 4.0%
4,255	Reliance Industries Ltd, Sponsored GDR,144A	230,196
7,234	Reliance Industries Ltd, Sponsored GDR,144A	391,359
	Total Oil, Gas & Consumable Fuels	621,555
	Personal Products – 3.0%
1,959	Amorepacific Corp, (3)	474,872

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 9.8%
37,130	ASE Technology Holding Co Ltd, (3)	$155,157
3,720	MediaTek Inc, (3)	155,952
2,146	SK Hynix Inc, (3)	244,818
46,662	Taiwan Semiconductor Manufacturing Co Ltd, (3)	982,683
	Total Semiconductors & Semiconductor Equipment	1,538,610
	Technology Hardware, Storage & Peripherals – 4.7%
10,095	Samsung Electronics Co Ltd, (3)	735,779
	Total Long-Term Investments (cost $12,196,151)	14,820,978

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.9%
	MONEY MARKET FUNDS – 1.9%
289,356	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.020% (6)	$289,356
	Total Investments Purchased with Collateral from Securities Lending (cost $289,356)		289,356

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.7%
	REPURCHASE AGREEMENTS – 4.7%
$740	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/21, repurchase price $739,989, collateralized by $791,100 U.S. Treasury Notes, 0.500%, due 10/31/27, value $754,821	0.000%	5/03/21	$739,990
	Total Short-Term Investments (cost $739,990)			739,990
	Total Investments (cost $13,225,497) – 101.3%			15,850,324
	Other Assets Less Liabilities – (1.3)%			(207,815)
	Net Assets – 100%			$15,642,509

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$8,285,209	$6,535,769	$ —	$14,820,978
Investments Purchased with Collateral from Securities Lending	289,356	—	—	289,356
Short-Term Investments:
Repurchase Agreements	—	739,990	—	739,990
Total	$8,574,565	$7,275,759	$ —	$15,850,324

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $271,912.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Nuveen International Growth Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.3%
	COMMON STOCKS – 98.3%
	Aerospace & Defense – 3.7%
189,046	Airbus SE, (2), (3)	$22,734,605
910,246	CAE Inc, (3)	28,511,143
325,529	Thales SA, (2)	33,186,475
	Total Aerospace & Defense	84,432,223
	Airlines – 1.1%
1,268,500	Air Canada, (3)	25,562,987
	Automobiles – 0.7%
573,112	Aston Martin Lagonda Global Holdings PLC,144A, (2), (3)	15,352,677
	Banks – 4.4%
3,915,700	Banco do Brasil SA	21,366,031
1,039,096	HDFC Bank Ltd, (2), (3)	19,751,181
2,760,007	ING Groep NV, (2)	35,259,033
37,254,388	Lloyds Banking Group PLC, (2)	23,361,457
	Total Banks	99,737,702
	Beverages – 2.3%
650,317	Coca-Cola HBC AG, (2)	22,476,197
668,727	Diageo PLC, (2)	30,020,067
	Total Beverages	52,496,264
	Biotechnology – 1.2%
94,729	CRISPR Therapeutics AG, (3)	12,435,076
35,472	Genmab A/S, (2), (3)	13,016,878
49,500	PeptiDream Inc, (3)	2,121,946
	Total Biotechnology	27,573,900
	Capital Markets – 5.0%
532,558	Allfunds Group Plc, (3)	8,950,942
746,678	Brookfield Asset Management Inc	34,033,583
376,900	Hong Kong Exchanges & Clearing Ltd, (2)	22,731,225
269,359	London Stock Exchange Group PLC, (2)	27,519,933
1,018,297	Nordnet AB publ	19,131,673
	Total Capital Markets	112,367,356
	Chemicals – 3.6%
159,138	Air Liquide SA, (2)	26,799,202
132,419	BASF SE, (2)	10,671,814

Nuveen International Growth Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Chemicals (continued)
217,796	Chr Hansen Holding A/S, (2), (3)	$19,995,280
345,908	Covestro AG,144A, (2)	22,622,177
	Total Chemicals	80,088,473
	Commercial Services & Supplies – 0.3%
900,900	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA, (3)	6,899,318
	Diversified Financial Services – 2.6%
3,402,663	Burford Capital Ltd, (3)	45,018,778
4,415,528	Omni Bridgeway Ltd, (2)	12,796,235
	Total Diversified Financial Services	57,815,013
	Diversified Telecommunication Services – 1.5%
592,574	Cellnex Telecom SA,144A, (2)	33,518,391
	Electronic Equipment, Instruments & Components – 3.4%
4,059,500	AAC Technologies Holdings Inc, (2)	22,535,007
70,500	Keyence Corp, (2)	33,843,715
760,569	Softwareone Holding AG, (2)	19,710,668
	Total Electronic Equipment, Instruments & Components	76,089,390
	Entertainment – 3.9%
121,759	CD Projekt SA, (2), (3)	5,574,198
40,000	Nintendo Co Ltd, (2)	22,946,111
64,298	Sea Ltd, ADR, (3)	16,237,817
65,556	Spotify Technology SA, (3)	16,527,979
343,372	Ubisoft Entertainment SA, (2), (3)	25,768,061
	Total Entertainment	87,054,166
	Equity Real Estate Investment Trust – 0.8%
115,199	Digital Realty Trust Inc	17,776,358
	Food & Staples Retailing – 1.4%
255,202	Dino Polska SA,144A, (2), (3)	16,557,245
48,262	Zur Rose Group AG, (2), (3)	16,062,213
	Total Food & Staples Retailing	32,619,458
	Food Products – 1.4%
13,277,320	Ausnutria Dairy Corp Ltd, (2)	19,617,496
95,593	Nestle SA, (2)	11,396,842
	Total Food Products	31,014,338
	Health Care Equipment & Supplies – 3.9%
156,147	Cochlear Ltd, (2)	26,729,203
298,900	Hoya Corp, (2), (3)	33,974,551

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
476,579	Koninklijke Philips NV, (2)	$26,947,262
	Total Health Care Equipment & Supplies	87,651,016
	Health Care Providers & Services – 1.0%
173,290	Orpea SA, (2)	22,302,744
	Hotels, Restaurants & Leisure – 1.0%
553,120	Accor SA, (2)	22,272,027
	Household Durables – 2.2%
499,800	Sony Group Corp, (2)	49,969,455
	Industrial Conglomerates – 1.0%
258,467	DCC PLC, (2)	22,426,925
	Insurance – 3.1%
3,449,400	AIA Group Ltd, (2)	43,781,754
2,295,144	Ping An Insurance Group Co of China Ltd, (2)	25,022,265
	Total Insurance	68,804,019
	Interactive Media & Services – 4.3%
125,868	Baidu Inc, Sponsored ADR, (3)	26,473,816
464,200	Kuaishou Technology,144A, (3)	15,716,855
599,302	Tencent Holdings Ltd, (2)	47,807,514
1,754,661	Trustpilot Group PLC,144A, (3)	7,584,847
	Total Interactive Media & Services	97,583,032
	Internet & Direct Marketing Retail – 9.1%
1,000,200	Alibaba Group Holding Ltd, (2), (3)	28,913,477
208,615	Alibaba Group Holding Ltd, Sponsored ADR, (3)	48,179,634
1,321,823	Allegroeu SA,144A, (3)	20,265,490
6,114,280	boohoo Group PLC, (2), (3)	28,695,918
199,672	Coupang Inc, (3)	8,366,257
1,328,550	JD Health International Inc,144A, (2), (3)	20,511,827
750,600	JDcom Inc, (2), (3)	28,987,066
14,260	MercadoLibre Inc, (3)	22,402,175
	Total Internet & Direct Marketing Retail	206,321,844
	IT Services – 4.9%
1,706,800	GDS Holdings Ltd, (2), (3)	17,645,342
257,555	GDS Holdings Ltd, ADR, (3)	21,369,338
2,098,951	Megaport Ltd, (2), (3)	23,213,909
5,451,790	NEXTDC Ltd, (2), (3)	48,484,725
	Total IT Services	110,713,314

Nuveen International Growth Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Life Sciences Tools & Services – 3.5%
231,470	Eurofins Scientific SE, (2)	$22,925,135
33,867	Evotec SE, (3)	1,410,015
164,122	ICON PLC, (3)	35,606,268
1,282,500	Wuxi Biologics Cayman Inc,144A, (2), (3)	18,003,470
	Total Life Sciences Tools & Services	77,944,888
	Machinery – 1.0%
230,391	Kornit Digital Ltd, (3)	22,523,024
	Media – 0.8%
1,307,761	YouGov PLC	19,144,477
	Multiline Retail – 1.1%
6,236,100	Lojas Americanas SA	23,947,689
	Multi-Utilities – 1.0%
610,232	RWE AG, (2)	23,171,638
	Oil, Gas & Consumable Fuels – 3.5%
1,232,511	BP PLC, Sponsered ADR	31,009,977
746,858	Parkland Corp/Canada	23,988,898
909,409	Reliance Industries Ltd, (2)	24,449,510
	Total Oil, Gas & Consumable Fuels	79,448,385
	Personal Products – 0.1%
559,400	Kitanotatsujin Corp, (2)	2,606,220
	Pharmaceuticals – 3.6%
330,320	AstraZeneca PLC, (2)	35,160,540
268,038	Dr Reddy's Laboratories Ltd, ADR	18,499,983
362,635	Novo Nordisk A/S, (2)	26,750,657
	Total Pharmaceuticals	80,411,180
	Professional Services – 2.8%
946,088	Experian PLC, (2)	36,473,147
580,500	Recruit Holdings Co Ltd, (2)	26,173,282
	Total Professional Services	62,646,429
	Real Estate Management & Development – 1.0%
342,758	Vonovia SE, (2)	22,520,817
	Road & Rail – 0.8%
157,000	Canadian National Railway Co	16,902,583
	Semiconductors & Semiconductor Equipment – 6.0%
6,291,000	ASE Technology Holding Co Ltd, (2)	26,288,433
53,916	ASML Holding NV, (2)	34,999,112

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
68,671	Broadcom Inc	$31,327,710
1,324,000	Taiwan Semiconductor Manufacturing Co Ltd, (2)	27,882,920
131,165	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	15,312,202
	Total Semiconductors & Semiconductor Equipment	135,810,377
	Software – 1.8%
1,369,895	Darktrace PLC, (3)	6,243,246
422,000	Dye & Durham Ltd	14,656,616
436,717	Open Text Corp	20,569,371
	Total Software	41,469,233
	Specialty Retail – 0.4%
174,342	Auto1 Group SE,144A, (3)	9,851,323
	Textiles, Apparel & Luxury Goods – 2.6%
66,822	adidas AG, (2)	20,638,698
38,731	LVMH Moet Hennessy Louis Vuitton SE, (2)	29,178,004
93,158	Puma SE, (2)	9,820,922
	Total Textiles, Apparel & Luxury Goods	59,637,624
	Trading Companies & Distributors – 0.5%
585,744	InPost SA, (3)	11,161,737
	Total Long-Term Investments (cost $1,985,067,256)	2,217,640,014

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.9%
	REPURCHASE AGREEMENTS – 1.9%
$41,932	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/21, repurchase price $41,932,025, collateralized by $44,826,400 U.S. Treasury Notes, 0.500%, due 10/31/27, value $42,770,706	0.000%	5/03/21	$41,932,025
	Total Short-Term Investments (cost $41,932,025)			41,932,025
	Total Investments (cost $2,026,999,281) – 100.2%			2,259,572,039
	Other Assets Less Liabilities – (0.2)%			(3,533,795)
	Net Assets – 100%			$2,256,038,244

Nuveen International Growth Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$727,087,162	$1,490,552,852	$ —	$2,217,640,014
Short-Term Investments:
Repurchase Agreements	—	41,932,025	—	41,932,025
Total	$727,087,162	$1,532,484,877	$ —	$2,259,572,039

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Nuveen Winslow International Small Cap Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.9%
	COMMON STOCKS – 97.9%
	Aerospace & Defense – 1.9%
42,464	Kongsberg Gruppen ASA, (2)	$1,071,739
	Auto Components – 1.3%
37,900	Toyo Tire Corp, (2)	693,427
	Banks – 3.3%
27,000	Canadian Western Bank	742,464
234,805	Israel Discount Bank Ltd, (2), (3)	1,056,999
	Total Banks	1,799,463
	Beverages – 2.6%
68,985	Britvic PLC	840,773
4,708	Royal Unibrew A/S, (2)	575,086
	Total Beverages	1,415,859
	Building Products – 1.8%
21,200	AGC Inc/Japan, (2)	966,705
	Capital Markets – 1.1%
16,500	Avanza Bank Holding AB, (2)	592,271
	Chemicals – 0.9%
29,400	Tosoh Corp, (2)	521,113
	Construction Materials – 1.4%
31,300	Taiheiyo Cement Corp, (2)	785,840
	Consumer Finance – 1.9%
8,900	goeasy Ltd	1,052,954
	Containers & Packaging – 1.0%
22,398	SIG Combibloc Group AG, (2)	548,999
	Distributors – 2.9%
9,150	D'ieteren SA/NV, (2)	993,531
11,950	PALTAC Corp, (2)	622,618
	Total Distributors	1,616,149
	Diversified Financial Services – 1.1%
13,200	Zenkoku Hosho Co Ltd, (2)	592,465

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 4.2%
34,700	Anritsu Corp, (2)	$674,206
48,650	Electrocomponents PLC, (2)	716,042
21,023	Spectris PLC, (2)	944,351
	Total Electronic Equipment, Instruments & Components	2,334,599
	Equity Real Estate Investment Trust – 6.0%
6,056	Aedifica SA, (2)	739,792
20,200	Canadian Apartment Properties REIT	897,961
65,300	Safestore Holdings PLC	767,904
57,590	UNITE Group PLC	926,579
	Total Equity Real Estate Investment Trust	3,332,236
	Food & Staples Retailing – 1.2%
2,020	Zur Rose Group AG, (2), (3)	672,282
	Food Products – 1.6%
12,716	Salmar ASA, (2)	879,990
	Health Care Equipment & Supplies – 1.3%
159,400	Nanosonics Ltd, (2), (3)	738,816
	Health Care Providers & Services – 1.8%
38,000	Ship Healthcare Holdings Inc, (2)	995,898
	Health Care Technology – 2.0%
29,675	Pro Medicus Ltd, (2)	1,077,968
	Hotels, Restaurants & Leisure – 2.5%
162,652	SSP Group Plc, (2), (3)	719,682
11,800	Tokyotokeiba Co Ltd, (2)	638,935
	Total Hotels, Restaurants & Leisure	1,358,617
	Household Durables – 2.5%
13,700	Kaufman & Broad SA, (2)	622,846
33,300	Sumitomo Forestry Co Ltd, (2)	768,898
	Total Household Durables	1,391,744
	Independent Power & Renewable Electricity Producers – 1.9%
32,100	Capital Power Corp	1,023,471
	Industrial Conglomerates – 1.2%
6,544	Rheinmetall AG, (2)	682,795
	Insurance – 1.6%
188,600	Beazley PLC, (2), (3)	881,658

Shares	Description (1)	Value
	Interactive Media & Services – 1.4%
52,103	carsalescom Ltd, (2)	$795,960
	Internet & Direct Marketing Retail – 1.0%
27,850	BHG Group AB, (2), (3)	535,092
	IT Services – 3.8%
33,452	Kainos Group PLC	705,919
21,800	Nihon Unisys Ltd, (2)	690,543
27,400	TIS Inc, (2)	679,801
	Total IT Services	2,076,263
	Machinery – 7.4%
4,400	Daifuku Co Ltd, (2)	434,907
29,460	IMI PLC, (2)	647,372
2,517	Kardex Holding AG, (2)	519,581
10,152	KION Group AG, (2)	1,011,619
3,132	Spirax-Sarco Engineering PLC, (2)	511,217
38,075	Trelleborg AB, (2)	990,552
	Total Machinery	4,115,248
	Marine – 1.7%
69,837	Atlas Corp	962,354
	Metals & Mining – 3.7%
19,483	APERAM SA, (2)	1,008,390
29,040	Nippon Light Metal Holdings Co Ltd, (2)	565,594
350,881	St Barbara Ltd, (2)	495,938
	Total Metals & Mining	2,069,922
	Multiline Retail – 2.0%
43,940	Tokmanni Group Corp, (2)	1,129,977
	Oil, Gas & Consumable Fuels – 3.2%
28,400	Parkland Corp/Canada	912,201
39,300	Tourmaline Oil Corp	847,932
	Total Oil, Gas & Consumable Fuels	1,760,133
	Pharmaceuticals – 4.9%
22,010	Dechra Pharmaceuticals PLC	1,226,211
8,336	Dermapharm Holding SE, (2)	728,577
12,700	Laboratorios Farmaceuticos Rovi SA, (3)	735,945
	Total Pharmaceuticals	2,690,733
	Real Estate Management & Development – 1.3%
22,275	TAG Immobilien AG, (2)	688,878

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Road & Rail – 1.2%
15,300	Sankyu Inc, (2)	$653,160
	Semiconductors & Semiconductor Equipment – 2.9%
8,430	BE Semiconductor Industries NV, (2)	680,851
32,800	Tower Semiconductor Ltd, (3)	928,240
	Total Semiconductors & Semiconductor Equipment	1,609,091
	Software – 3.6%
37,907	Altium Ltd, (2)	864,495
4,050	Kinaxis Inc, (3)	522,383
6,000	Netcompany Group A/S,144A, (2)	625,761
	Total Software	2,012,639
	Specialty Retail – 3.2%
63,165	Bilia AB, (2)	1,101,049
38,400	United Arrows Ltd, (2), (3)	674,995
	Total Specialty Retail	1,776,044
	Thrifts & Mortgage Finance – 1.7%
143,521	OSB Group PLC, (2)	950,283
	Trading Companies & Distributors – 5.9%
86,976	Howden Joinery Group PLC, (2)	971,652
22,900	Nishio Rent All Co Ltd, (2)	632,552
44,600	Russel Metals Inc	1,022,518
8,200	Toromont Industries Ltd	653,786
	Total Trading Companies & Distributors	3,280,508
	Total Long-Term Investments (cost $41,239,456)	54,133,343

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.6%
	REPURCHASE AGREEMENTS – 1.6%
$865	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/21, repurchase price $864,681, collateralized by $924,400, U.S. Treasury Notes, 0.500%, due 10/31/27, value $882,008	0.000%	5/03/21	$864,681
	Total Short-Term Investments (cost $864,681)			864,681
	Total Investments (cost $42,104,137) – 99.5%			54,998,024
	Other Assets Less Liabilities – 0.5%			271,838
	Net Assets – 100%			$55,269,862

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$14,769,595	$39,363,748	$ —	$54,133,343
Short-Term Investments:
Repurchase Agreements	—	864,681	—	864,681
Total	$14,769,595	$40,228,429	$ —	$54,998,024

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Air Freight & Logistics – 0.9%
35,200	United Parcel Service Inc., Class B	$7,175,872
	Capital Markets – 3.2%
42,220	Moody's Corp	13,793,696
59,250	Morgan Stanley	4,891,087
15,102	MSCI Inc	7,336,099
	Total Capital Markets	26,020,882
	Chemicals – 2.1%
37,376	Ecolab Inc	8,376,709
29,342	Linde PLC	8,387,117
	Total Chemicals	16,763,826
	Commercial Services & Supplies – 1.1%
26,170	Cintas Corp	9,032,314
	Containers & Packaging – 1.2%
106,189	Ball Corp	9,943,538
	Electronic Equipment, Instruments & Components – 1.0%
62,625	TE Connectivity Ltd	8,421,184
	Health Care Equipment & Supplies – 3.8%
22,444	Align Technology Inc, (2)	13,366,075
126,332	Edwards Lifesciences Corp, (2)	12,067,233
19,930	Insulet Corp, (2)	5,883,735
	Total Health Care Equipment & Supplies	31,317,043
	Health Care Providers & Services – 1.6%
32,473	UnitedHealth Group Inc	12,950,232
	Hotels, Restaurants & Leisure – 4.1%
6,576	Chipotle Mexican Grill Inc, (2)	9,811,589
88,200	Hilton Worldwide Holdings Inc, (2)	11,351,340
105,050	Starbucks Corp	12,027,175
	Total Hotels, Restaurants & Leisure	33,190,104
	Interactive Media & Services – 8.4%
12,967	Alphabet Inc, Class C, (2)	31,252,026
12,693	Alphabet Inc., Class A, (2)	29,872,976

Shares	Description (1)	Value
	Interactive Media & Services (continued)
77,700	Bumble Inc, Class A, (2)	$4,680,648
46,200	Pinterest Inc., Class A, (2)	3,066,294
	Total Interactive Media & Services	68,871,944
	Internet & Direct Marketing Retail – 10.1%
16,600	Alibaba Group Holding Ltd, Sponsored ADR, (2)	3,833,770
20,140	Amazon.com Inc, (2)	69,833,839
5,570	MercadoLibre Inc, (2)	8,750,358
	Total Internet & Direct Marketing Retail	82,417,967
	Internet Software & Services – 0.6%
21,950	Snowflake Inc, Class A, (2)	5,083,400
	IT Services – 14.0%
66,786	Mastercard Inc, Class A	25,516,259
77,825	PayPal Holdings Inc, (2)	20,412,719
6,750	Shopify Inc, Class A, (2)	7,981,943
44,042	Square Inc, Class A, (2)	10,782,362
151,151	Visa Inc, Class A	35,302,828
44,124	Wixcom Ltd, (2)	14,026,137
	Total IT Services	114,022,248
	Life Sciences Tools & Services – 3.9%
105,915	Agilent Technologies Inc	14,154,480
10,400	Bio-Techne Corp	4,445,896
57,210	IQVIA Holdings Inc, (2)	13,426,615
	Total Life Sciences Tools & Services	32,026,991
	Personal Products – 1.5%
38,375	Estee Lauder Cos Inc., Class A	12,042,075
	Pharmaceuticals – 2.0%
95,985	Zoetis Inc	16,608,285
	Real Estate Management & Development – 0.1%
24,700	Compass Inc, Class A, (2), (3)	469,794
	Semiconductors & Semiconductor Equipment – 6.9%
30,683	ASML Holding NV	19,885,652
45,014	NVIDIA Corp	27,025,506
51,077	Texas Instruments Inc	9,219,909
	Total Semiconductors & Semiconductor Equipment	56,131,067
	Software – 23.8%
64,611	Adobe Inc, (2)	32,844,356
37,716	Atlassian Corp PLC, Class A, (2)	8,959,813

Nuveen Winslow Large-Cap Growth ESG Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Software (continued)
29,598	Autodesk Inc, (2)	$8,639,952
43,798	DocuSign Inc, (2)	9,764,326
41,634	Intuit Inc	17,159,869
302,472	Microsoft Corp	76,277,389
44,100	PTC Inc, (2)	5,774,454
56,974	salesforcecom Inc, (2)	13,122,252
23,140	ServiceNow Inc, (2)	11,717,402
42,372	Workday Inc, Class A, (2)	10,465,884
	Total Software	194,725,697
	Technology Hardware, Storage & Peripherals – 5.6%
348,157	Apple Inc	45,768,719
	Textiles, Apparel & Luxury Goods – 3.7%
29,880	Lululemon Athletica Inc, (2)	10,017,868
153,696	NIKE Inc., Class B	20,383,163
	Total Textiles, Apparel & Luxury Goods	30,401,031
	Total Long-Term Investments (cost $443,120,336)	813,384,213

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	MONEY MARKET FUNDS – 0.1%
470,801	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.020% (5)	$470,801
	Total Investments Purchased with Collateral from Securities Lending (cost $470,801)		470,801

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.5%
	REPURCHASE AGREEMENTS – 0.5%
$4,412	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/21, repurchase price $4,411,537, collateralized by $4,716,100, U.S. Treasury Notes, 0.500%, due 10/31/27, value $4,499,824	0.000%	5/03/21	$4,411,537
	Total Short-Term Investments (cost $4,411,537)			4,411,537
	Total Investments (cost $448,002,674) – 100.2%			818,266,551
	Other Assets Less Liabilities – (0.2)%			(1,543,075)
	Net Assets – 100%			$816,723,476

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$813,384,213	$ —	$ —	$813,384,213
Investments Purchased with Collateral from Securities Lending	470,801	—	—	470,801
Short-Term Investments:
Repurchase Agreements	—	4,411,537	—	4,411,537
Total	$813,855,014	$4,411,537	$ —	$818,266,551

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $465,096.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
ADR	American Depositary Receipt

Nuveen Winslow International Large Cap Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Aerospace & Defense – 1.6%
15,192	BAE Systems PLC, (2)	$106,120
	Air Freight & Logistics – 2.1%
2,304	Deutsche Post AG, (2)	135,699
	Airlines – 1.5%
4,475	Japan Airlines Co Ltd, (2), (3)	95,864
	Auto Components – 1.6%
728	Cie Generale des Etablissements Michelin SCA, (2)	105,342
	Automobiles – 2.4%
2,080	Toyota Motor Corp, (2), (3)	155,634
	Banks – 10.2%
11,745	Bank Leumi Le-Israel BM, (2), (3)	82,447
25,000	Barclays PLC, (2)	60,524
18,750	BOC Hong Kong Holdings Ltd, (2)	65,930
5,230	DBS Group Holdings Ltd, (2)	117,210
2,413	Erste Group Bank AG, (2)	85,763
6,500	ING Groep NV, (2)	83,037
1,050	KBC Group NV, (2)	81,468
1,010	Royal Bank of Canada	96,394
	Total Banks	672,773
	Beverages – 3.6%
2,717	Coca-Cola HBC AG, (2)	93,905
3,845	Kirin Holdings Co Ltd, (2)	72,206
9,270	Treasury Wine Estates Ltd, (2)	71,639
	Total Beverages	237,750
	Building Products – 2.9%
2,775	AGC Inc/Japan, (2)	126,538
683	Kingspan Group PLC, (2)	60,749
	Total Building Products	187,287
	Capital Markets – 3.2%
5,798	3i Group PLC, (2)	102,693

Shares	Description (1)	Value
	Capital Markets (continued)
861	Macquarie Group Ltd, (2)	$106,129
	Total Capital Markets	208,822
	Chemicals – 2.6%
345	Sika AG, (2)	103,039
3,750	Tosoh Corp, (2)	66,468
	Total Chemicals	169,507
	Commercial Services & Supplies – 2.4%
7,983	Brambles Ltd, (2)	63,951
1,120	Secom Co Ltd, (2)	93,335
	Total Commercial Services & Supplies	157,286
	Construction & Engineering – 3.3%
3,017	ACS Actividades de Construccion y Servicios SA, (2)	98,296
1,105	Eiffage SA, (2)	121,039
	Total Construction & Engineering	219,335
	Construction Materials – 1.3%
1,392	LafargeHolcim Ltd, (2)	85,897
	Diversified Telecommunication Services – 1.6%
1,911	Cellnex Telecom SA,144A, (2)	108,094
	Equity Real Estate Investment Trust – 3.9%
1,838	Canadian Apartment Properties REIT	81,706
5,035	Goodman Group, (2)	73,423
6,414	UNITE Group PLC	103,196
	Total Equity Real Estate Investment Trust	258,325
	Food & Staples Retailing – 2.5%
2,988	Alimentation Couche-Tard Inc	101,249
180	Zur Rose Group AG, (2), (3)	59,906
	Total Food & Staples Retailing	161,155
	Food Products – 1.1%
593	Nestle SA, (2)	70,705
	Gas Utilities – 1.1%
13,245	Snam SpA, (2)	74,530
	Health Care Equipment & Supplies – 7.4%
369	Coloplast A/S, (2)	61,121
982	GN Store Nord AS, (2)	88,564
907	Hoya Corp, (2), (3)	103,094
1,100	Koninklijke Philips NV, (2)	62,198
3,048	Smith & Nephew PLC, (2)	65,970

Nuveen Winslow International Large Cap Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
75	Straumann Holding AG, (2)	$107,188
	Total Health Care Equipment & Supplies	488,135
	Hotels, Restaurants & Leisure – 1.6%
3,573	Aristocrat Leisure Ltd, (2)	101,910
	Insurance – 8.0%
304	Allianz SE, (2)	78,923
3,169	AXA SA, (2)	89,508
322	Hannover Rueck SE, (2)	59,461
6,779	Poste Italiane SpA,144A, (2)	88,745
3,000	Prudential PLC, (2)	63,523
169	Swiss Life Holding AG, (2)	82,342
146	Zurich Insurance Group AG, (2)	59,898
	Total Insurance	522,400
	IT Services – 5.1%
55	Adyen NV,144A, (2), (3)	135,360
986	CGI Inc, (3)	87,237
4,605	TIS Inc, (2)	114,251
	Total IT Services	336,848
	Leisure Products – 1.4%
1,255	Bandai Namco Holdings Inc, (2)	92,093
	Life Sciences Tools & Services – 1.0%
107	Lonza Group AG, (2), (3)	68,021
	Machinery – 1.6%
1,080	KION Group AG, (2)	107,619
	Metals & Mining – 2.2%
4,033	BHP Group Ltd, (2)	146,785
	Multiline Retail – 1.3%
4,060	Pan Pacific International Holdings Corp, (2)	87,515
	Multi-Utilities – 2.2%
4,447	Engie SA, (2)	66,240
2,113	RWE AG, (2)	80,234
	Total Multi-Utilities	146,474
	Oil, Gas & Consumable Fuels – 2.9%
13,231	BP PLC, (2)	55,390
1,178	Neste Oyj, (2)	71,234

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
1,900	Parkland Corp/Canada	$61,028
	Total Oil, Gas & Consumable Fuels	187,652
	Personal Products – 1.2%
1,398	Unilever PLC, (2)	81,891
	Pharmaceuticals – 4.1%
660	AstraZeneca PLC, (2)	70,253
1,325	Dechra Pharmaceuticals PLC	73,818
879	Novo Nordisk A/S, (2)	64,841
192	Roche Holding AG, (2)	62,622
	Total Pharmaceuticals	271,534
	Professional Services – 1.2%
851	Wolters Kluwer NV, (2)	76,974
	Semiconductors & Semiconductor Equipment – 5.5%
234	ASM International NV, (2)	70,990
253	ASML Holding NV, (2)	164,233
280	Tokyo Electron Ltd, (2)	127,173
	Total Semiconductors & Semiconductor Equipment	362,396
	Software – 2.9%
82	Constellation Software Inc/Canada	120,345
281	Nice Ltd, (2), (3)	67,767
	Total Software	188,112
	Textiles, Apparel & Luxury Goods – 1.3%
276	adidas AG, (2)	85,246
	Total Long-Term Investments (cost $5,002,491)	6,561,730
	Other Assets Less Liabilities – 0.2%	12,900
	Net Assets – 100%	$6,574,630

Nuveen Winslow International Large Cap Fund (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$724,973	$5,836,757	$ —	$6,561,730

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust